CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 720,085	$ 218,798	$ 371,393
Accounts receivable , net	16,600	43,868
Prepaid expenses	108,025	3,052
Total current assets	844,710	265,718
Property and equipment, net of accumulated depreciation of $7,153 and $2,397 in 2012 and 2011 respectively	12,092	16,628	21,384
Capitalized software development costs, net of accumulated amortization of $352,957 and $133,279 in 2012 and 2011, respectively	1,025,612	923,449	814,874
Deferred financing costs, net of amortization of $46,579 as of September 30, 2013	187,921
Total assets	2,070,335	1,205,795
Current liabilities:
Accounts payable	167,096	84,947
Accounts payable-affiliate
Accrued expenses	79,878	209,575
Deferred revenue		10,000
Convertible notes payable		465,000
Convertible notes payable-affiliate, net of discount of $244,705 as of December 31, 2012		278,186
Conversion option liability		109,802
Warrant liabilities	6,343	10,854,204
Total current liabilities	253,317	12,011,714
Convertible notes payable, net of discount of $334,320 and $213,500 as of September 30, 2013 and December 31, 2012, respectively	2,665,680	236,500
Total liabilities	2,918,997	12,248,214
Commitments and contingencies (note 13)
Stockholders' deficiency:
Series A convertible preferred stock, 5,000,000 shares authorized,$0.0001 par value; 1,700,000 shares designated; 750,068 , 1,700,000 and 1,700,000 shares issued and outstanding as of September 30, 2013, December 31, 2012 and December 31, 2011 respectively	75	170
Common stock, $0.0001 par value; 680,000,000 shares authorized, 155,686,534 , 125,135,113 and 126,845,641 shares issued and outstanding as of September 30, 2013 , December 31, 2012, and December 31, 2011 respectively	15,569	12,514
Additional paid in capital	19,992,113	6,552,878
Deferred compensation
Accumulated deficit during development stage	(20,856,419)	(17,607,981)
Total stockholders' deficiency	(848,662)	(11,042,419)	(10,147,338)
Total liabilities and stockholders' equity (deficit)	2,070,335	1,205,795
Restatement Adjustment [Member]
Current assets:
Cash and cash equivalents		218,798	371,393
Accounts receivable , net		43,868	51,900
Prepaid expenses		3,052	34,807
Total current assets		265,718	458,100
Property and equipment, net of accumulated depreciation of $7,153 and $2,397 in 2012 and 2011 respectively		16,628	21,384
Capitalized software development costs, net of accumulated amortization of $352,957 and $133,279 in 2012 and 2011, respectively		923,449	814,874
Deferred financing costs, net of amortization of $46,579 as of September 30, 2013
Total assets		1,205,795	1,294,358
Current liabilities:
Accounts payable		84,947	68,162
Accounts payable-affiliate			254,838
Accrued expenses		186,508	96,962
Deferred revenue		10,000	24,174
Convertible notes payable		465,000
Convertible notes payable-affiliate, net of discount of $244,705 as of December 31, 2012		301,253
Conversion option liability		109,802	0
Warrant liabilities		10,854,204	10,997,560
Total current liabilities		12,011,714	11,441,696
Convertible notes payable, net of discount of $334,320 and $213,500 as of September 30, 2013 and December 31, 2012, respectively		236,500
Total liabilities		12,248,214	11,441,696
Commitments and contingencies (note 13)
Stockholders' deficiency:
Series A convertible preferred stock, 5,000,000 shares authorized,$0.0001 par value; 1,700,000 shares designated; 750,068 , 1,700,000 and 1,700,000 shares issued and outstanding as of September 30, 2013, December 31, 2012 and December 31, 2011 respectively		170	150
Common stock, $0.0001 par value; 680,000,000 shares authorized, 155,686,534 , 125,135,113 and 126,845,641 shares issued and outstanding as of September 30, 2013 , December 31, 2012, and December 31, 2011 respectively		12,514	12,685
Additional paid in capital		9,533,095	3,954,102
Deferred compensation		(2,980,218)	(1,581,954)
Accumulated deficit during development stage		(17,607,980)	(12,532,321)
Total stockholders' deficiency		(11,042,419)	(10,147,338)
Total liabilities and stockholders' equity (deficit)		$ 1,205,795	$ 1,294,358